UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24F-2

1.		Name and address of issuer:

360 Funds
4300 Shawnee Mission Parkway
Suite 100
Fairway, KS 66205

2.		The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check but do not list series or classes): ☐
S000040274 Stringer Growth Fund
C000125147 Class A Shares
C000125148 Class C Shares
C000125149 Institutional Class Shares
S000048652 Stringer Moderate Growth Fund
C000153328 Class A Shares
C000153329 Class C Shares
C000153330 Institutional Class Shares

3.		Investment Company Act File Number: 811-21726

Securities Act File Number: 333-123290

4a.		Last day of fiscal year for which this Form is filed: 02/28/2019

4b.		Check if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). ☐

4c.		Check if this is the last time the issuer will be filing this Form. ☐

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$ 12,291,838

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year	$ 20,772,821

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$ 19,593,884

	(iv)	Total available redemption credits (add items 5(ii) and 5(iii)):		$ 40,366,705

	(v)	Net sales - if Item 5(i) is greater than Item(iv) (subtract Item 5(iv) from Item 5(i))		$ -

	(vi)	Redemption credits available for use in future years. If Item 5(i) is less than Item 5(iv) Subtract item 5(iv) from Item 5(i)	$ (28,074,867)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		0.0001212

	(viii)	Registration fee due (multiply Item 5(v) by Item 5(iv) from Item 5(vii) enter "0" if no fee is due):		$0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before [effective date of recission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ______

	If there is a number of shares or other units that were registered pursuant to rule 24c-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:	$0.00

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	$0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
		N/A
	CIK Number designated to receive payment: 0001319067

	Method of Delivery:

	☐ Wire Transfer
	☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By	/s/ Larry E. Beaver, Jr.
Signature

Larry E. Beaver, Jr.
Name

Assistant Treasurer and Acting Principal Financial Officer
Title

Date	May 28, 2019

* Please print the name and title of the signing officer below the signature.